As filed with the Securities and Exchange Commission on March 1, 2007


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21649

                         INSTITUTIONAL LIQUIDITY TRUST
                         -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
                         Institutional Liquidity Trust
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                   DECEMBER 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS GOVERNMENT MASTER SERIES
------------------------------------------------


PRINCIPAL AMOUNT                                                                       RATING              VALUE(++)
($000's omitted)                                                                     Moody's  S&P      ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (80.0%)
      1,900  Fannie Mae, Discount Notes, 5.15%, due 1/31/07                          AGY      AGY           1,892
      2,000  Fannie Mae, Notes, 5.41%, due 12/28/07                                  AGY      AGY           2,000
     10,000  Federal Farm Credit Bank, Floating Rate Notes,
             5.22%, due 1/18/07                                                      AGY      AGY           9,999(u)
      4,400  Federal Home Loan Bank, Discount Notes, 5.12%,
             due 1/4/07                                                              AGY      AGY           4,399
     15,600  Federal Home Loan Bank, Discount Notes, 5.10%,
             due 1/5/07                                                              AGY      AGY          15,593
      2,100  Federal Home Loan Bank, Discount Notes, 5.16%,
             due 1/24/07                                                             AGY      AGY           2,093
     15,000  Federal Home Loan Bank, Discount Notes, 5.14%,
             due 3/14/07                                                             AGY      AGY          14,848
      5,725  Federal Home Loan Bank, Disc. Notes, 5.15%, due
             2/16/07                                                                 AGY      AGY           5,688
         65  Freddie Mac, Discount Notes, 5.50%, due 1/11/07                         AGY      AGY              65
     15,000  Freddie Mac, Discount Notes, 5.17%, due 1/16/07                         AGY      AGY          14,970
      8,676  Freddie Mac, Discount Notes, 5.21%, due 1/23/07                         AGY      AGY           8,650
                                                                                                       ----------
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                       80,197
                                                                                                       ----------

REPURCHASE AGREEMENTS (19.9%)
     20,000  Bank of America Repurchase Agreement, 5.31%, due
             1/2/07, dated 12/30/06, Maturity Value $20,011,800,
             Collateralized by $25,293,794, Fannie Mae, 5.00%,
             due 4/1/35 (Collateral Value $20,400,000)                                                     20,000
                                                                                                       ----------
             TOTAL INVESTMENTS (99.9%)                                                                    100,197

             Cash, receivables and other assets, less liabilities (0.1%)                                      106
                                                                                                       ----------
             TOTAL NET ASSETS (100.0%)                                                                   $100,303
                                                                                                       ----------







See Notes to Schedule of Investments

                                                   DECEMBER 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS MONEY MARKET MASTER SERIES
--------------------------------------------------


PRINCIPAL AMOUNT                                                                                  RATING              VALUE(++)
($000's omitted)                                                                               Moody's S&P       ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (0.4%)
     10,000  Fannie Mae, Notes, 5.41%, due 12/28/07                                              AGY  AGY              10,000
                                                                                                                   -----------
CERTIFICATES OF DEPOSIT (2.8%)
     10,000  Calyon NY, Euro CD, 5.35%, due 5/7/07                                               P-1  A-1+             10,000
     20,000  Charter One Bank NA, Yankee CD, 5.34%, due
             1/17/07                                                                             P-1  A-1+             20,000
     20,000  Deutsche Bank AG, Yankee CD, 5.40%, due
             12/12/07                                                                            P-1                   20,000
     15,000  Toronto Dominion Bank, Yankee CD, 5.41%, due
             2/20/07                                                                             P-1  A-1              15,000
                                                                                                                   -----------
             TOTAL CERTIFICATES OF DEPOSIT                                                                             65,000
                                                                                                                   ----------
FLOATING RATE CERTIFICATES OF DEPOSIT (2.2%)(u)
     20,000  Calyon NY, Floating Rate Yankee CD, 5.29%, due
             1/2/07                                                                              P-1  A-1+             19,997
     30,000  Credit Suisse First Boston, Floating Rate Yankee
             CD, 5.34% & 5.38%, due 1/11/07 & 1/24/07                                            P-1  A-1+             29,999
                                                                                                                   ----------
             TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT                                                               49,996
                                                                                                                   ----------
COMMERCIAL PAPER (44.6%)
ASSET BACKED (25.9%)
     20,000  Amstel Funding Corp., 5.18%, due 5/25/07                                            P-1  A-1+             19,589
     40,000  Atlantic Asset Securitization Corp., 5.25%, due
             1/9/07                                                                              P-1  A-1              39,959
     37,500  CIT Group, Inc., 5.27% & 5.42%, due 1/8/07 &
             1/18/07                                                                             P-1  A-1              37,437
     77,719  Crown Point Capital Co., 5.21% - 5.25%, due
             1/12/07 - 3/16/07                                                                   P-1  A-1              77,226
     25,000  Depfa Bank Europe, 5.23%, due 3/15/07                                               P-1  A-1+             24,739
     10,000  DZ Bank AG, 5.36%, due 1/8/07                                                       P-1  A-1               9,991
     16,058  Fairway Finance, 5.36%, due 1/23/07                                                 P-1  A-1              16,008
     15,148  Ivory Funding Corp., 5.26%, due 3/1/07                                              P-1  A-1              15,020
      9,600  K2 (USA) LLC, 5.26%, due 1/10/07                                                    P-1  A-1+              9,589
     60,000  Lexington Parker Capital, 5.24% - 5.28%, due
             2/16/07 - 3/1/07                                                                    P-1  A-1              59,562
     14,000  Nationwide Building, 5.25%, due 3/6/07                                              P-1  A-1              13,871(n)
     21,821  North Sea Funding BV, 5.32%, due 1/16/07                                            P-1  A-1+             21,776
     46,828  North Sea Funding Europe BV, 5.19% & 5.27%, due
             3/15/07 & 5/3/07                                                                    P-1  A-1+             46,092
     45,000  Northern Rock PLC, 5.27%, due 1/8/07                                                P-1  A-1              44,961
     25,000  Picaros Funding, 5.15%, due 6/22/07 & 7/10/07                                       P-1  A-1              24,349
     63,876  Regency Markets No. 1 LLC, 5.32%, due 1/18/07                                       P-1  A-1              63,725
     69,000  Solitaire Funding LLC, 5.22% - 5.28%, due 1/12/07
             - 2/22/07                                                                           P-1  A-1+             68,793
                                                                                                                   ----------
                                                                                                                      592,687
                                                                                                                   ----------
BANKING/FOREIGN (18.7%)
     60,000  Ajax Bambino Funding, Inc., 5.28% & 5.29%, due
             1/11/07 & 2/13/07                                                                   P-1  A-1+             59,824
     55,000  Amstel Funding Corp., 5.18% & 5.24%, due 4/3/07 &
             4/25/07                                                                             P-1  A-1+             54,162
     80,000  Caisse Nationale d'Epargne, 5.26% - 5.27%, due
             1/11/07 - 2/20/07                                                                   P-1  A-1+             79,595
     50,000  Charta LLC, 5.27%, due 1/31/07                                                      P-1  A-1              49,788
     10,000  Danske Corp., 5.23%, due 4/10/07                                                    P-1  A-1+              9,858
     10,000  Depfa Bank PLC, 5.42%, due 1/5/07                                                   P-1  A-1+              9,996
     65,000  DZ Bank AG, 5.25% & 5.29%, due 1/5/07 & 1/24/07                                     P-1  A-1              64,916
     10,000  Fairway Finance, 5.24%, due 1/12/07                                                 P-1  A-1              10,000

See Notes to Schedule of Investments

                                                   DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------

PRINCIPAL AMOUNT                                                                                 RATING             VALUE(++)
($000's omitted)                                                                               Moody's S&P      ($000's omitted)
     24,380  Ivory Funding Corp., 5.25%, due 2/20/07                                             P-1  A-1              24,206
     25,000  Nationwide Building, 5.25%, due 1/11/07                                             P-1  A-1              24,967
     40,000  Westpac Banking Corp., 5.23%, due 2/20/07                                           P-1  A-1+             39,715
                                                                                                                   ----------
                                                                                                                      427,027
                                                                                                                   ----------
             TOTAL COMMERCIAL PAPER                                                                                 1,019,714
                                                                                                                   ----------
FLOATING RATE COMMERCIAL PAPER (1.2%)(u)
     10,000  Bear Stearns Co., Inc., 5.33%, due 1/2/07                                           P-1  A-1              10,000
     17,108  Whistlejacket Capital LLC, 5.16%, due 1/25/07                                       P-1  A-1+             17,108
                                                                                                                   ----------
             TOTAL FLOATING RATE COMMERCIAL PAPER                                                                      27,108
                                                                                                                   ----------
FLOATING RATE CORPORATE DEBT SECURITIES (36.0%)(u)
ASSET BACKED (8.5%)
     20,000  American Honda Finance, Floating Rate Medium-
             Term Notes, 5.37%, due 1/12/07                                                      A1   A+               20,002(n)
     20,000  Beta Finance, Inc., Guaranteed Floating Rate
             Medium-Term Notes, 5.36%, due 1/16/07                                               P-1  A-1+             20,000(n)
     22,973  CIT Group, Inc., Floating Rate Medium-Term Notes,
             5.60%, due 2/20/07                                                                  P-1  A-1              22,991
      7,000  CIT Group, Inc., Floating Rate Senior Notes, 5.60%,
             due 3/20/07                                                                         P-1  A-1               7,012
     30,000  K2 (USA) LLC, Guaranteed Floating Rate Medium-
             Term Notes, 5.32% & 5.33%, due 2/15/07 & 3/19/07                                    P-1  A-1+             29,999(n)
     20,000  Links Finance LLC, Floating Rate Medium-Term
             Notes, 5.31%, due 1/4/07                                                            P-1  A-1+             19,999(n)
     10,880  Schreiber Capital Co., Floating Rate Bonds, 5.35%,
             due 1/4/07                                                                          P-1                   10,880
     35,000  Sigma Finance, Inc., Guaranteed Floating Rate
             Medium-Term Notes, 5.37%, due 1/18/07                                               P-1  A-1+             35,000(n)
     30,000  Tango Finance Corp., Floating Rate Medium-Term
             Notes, 5.33% - 5.36%, due 2/6/07 - 3/26/07                                          P-1  A-1+             29,998(n)
                                                                                                                   ----------
                                                                                                                      195,881
                                                                                                                   ----------
BANKING/DOMESTIC (7.9%)
     30,000  Bank of America NA, Floating Rate Bank Note,
             5.32%, due 1/2/07                                                                   P-1  A-1+             30,000
     55,000  JP Morgan Master Note, 5.33%, due 1/2/07                                            P-1  A-1              55,000
     20,425  Nationwide Building Society, Floating Rate Notes,
             5.49%, due 1/22/07                                                                  P-1  A-1              20,440(n)
     30,000  Wachovia Corp., Senior Floating Rate Notes, 5.45%,
             due 1/22/07                                                                         P-1  A-1              30,019
     45,000  Wells Fargo & Co., Floating Rate Notes, 5.36%, due
             1/16/07                                                                             P-1  A-1+             45,000(n)
                                                                                                                   ----------
                                                                                                                      180,459
                                                                                                                   ----------
BANKING/FOREIGN (9.3%)
     25,000  Bank of Ireland, Floating Rate Medium-Term
             Notes, 5.33%, due 1/19/07                                                           P-1  A-1              25,000(n)
     20,000  Calyon NY, Floating Rate Notes, 5.34%,
             due 2/12/07                                                                         P-1  A-1+             19,998
     33,300  Credit Suisse First Boston, Floating Rate Medium-
             Term Notes, 5.47%, due 1/5/07                                                       P-1  A-1+             33,310
     45,000  HSBC Finance Corp., Floating Rate Medium-Term
             Notes, 5.38% & 5.41%, due 1/24/07 & 2/28/07                                         P-1  A-1+             45,002
     50,000  Royal Bank of Canada, Floating Rate Medium-Term
             Notes, 5.32%, due 1/2/07                                                            P-1  A-1+             50,000(n)
     39,000  Unicredito Italiano PLC, Guaranteed Floating Rate
             Notes, 5.36%, due 1/9/07  & 1/16/07                                                 P-1  A-1              39,000(n)

                                                                                                                   ----------
                                                                                                                      212,310
                                                                                                                   ----------

See Notes to Schedule of Investments

                                                   DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------

PRINCIPAL AMOUNT                                                                                 RATING            VALUE(++)
($000's omitted)                                                                               Moody's S&P     ($000's omitted)
FINANCIAL SERVICES (10.3%)
     45,000  Bear Stearns Co., Inc., Floating Rate Medium-Term
             Notes, Ser. B, 5.43%, due 2/26/07                                                   P-1  A-1              45,000
     15,000  HBOS Treasury Services PLC, Floating Rate Notes,
             5.32%, due 1/8/07                                                                   P-1  A-1+             15,000(n)
     55,000  Merrill Lynch & Co., Floating Rate Medium-Term
             Notes, Ser. C, 5.50% & 5.51%, due 1/29/07 &                                         P-1  A-1+             55,027
             2/27/07
     55,000  Morgan Stanley, Floating Rate Senior Notes, 5.37%
             & 5.38%, due 1/2/07 & 1/3/07                                                        P-1  A-1              55,000
     25,000  Parkland (USA) LLC, Floating Rate Medium-Term
             Notes, 5.34%, due 1/8/07 & 3/23/07                                                  P-1  A-1+             25,000(n)
     40,000  Whistlejacket Capital LLC, Floating Rate Medium-
             Term Notes, 5.31% & 5.32%,  due 1/16/07 & 3/5/07                                    P-1  A-1+             39,997(n)
                                                                                                                   ----------
                                                                                                                      235,024
                                                                                                                   ----------
             TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                                                            823,674
                                                                                                                   ----------
CORPORATE DEBT SECURITIES (6.5%)
AUTOMOTIVE (0.7%)
     15,000  Sigma Finance, Inc., Medium-Term Notes, 4.83%,
             due 1/30/07                                                                         P-1  A-1+             15,000(n)
                                                                                                                   ----------
HEAVY MACHINERY/
EQUIPMENT (5.8%)
     69,140  Caterpillar Financial Services Corp., Medium-Term
             Notes, 3.00% - 5.28%, due 1/16/07 - 2/26/07                                         P-1  A-1              68,840
     65,000  Cullinan Finance Corp., Medium-Term Notes, 5.34%
             - 5.41%, due 10/10/07 - 11/28/07                                                    P-1  A-1+             65,000(n)
                                                                                                                   ----------
                                                                                                                      133,840
                                                                                                                   ----------
            TOTAL CORPORATE DEBT SECURITIES                                                                           148,840
                                                                                                                   ----------
PROMISSORY NOTES (3.1%)(u)
     70,000  Goldman Sachs Promissory Notes, 5.36% - 5.37%,
             due 1/2/07                                                                          P-1  A-1              70,000
                                                                                                                   ----------
ASSET-BACKED SECURITIES (1.5%)
      6,024  Capital One Auto Finance Trust, Ser. 2006-B, Class
             A1, 5.48%, due 8/15/07                                                              P-1  A-1+              6,024
      8,002  CIT Equipment Collateral, Ser. 2006-VT2, Class A1,
             5.34%, due 11/20/07                                                                 P-1  A-1+              8,002
     12,994  USAA Auto Owner Trust, Ser. 2006-4, Class A1,
             5.34%, due 12/13/07                                                                 P-1  A-1+             12,994
      6,280  Wachovia Auto Owner Trust, Ser. 2006-A, Class A1,
             5.31%, due 6/20/07                                                                  P-1  A-1+              6,280
                                                                                                                   ----------
             TOTAL ASSET-BACKED SECURITIES                                                                             33,300
                                                                                                                   ----------
REPURCHASE AGREEMENTS (1.4%)
     31,800  Morgan Stanley Repurchase Agreement, 5.25%, due
             1/2/07, dated 12/29/06, Maturity Value $31,818,550
             Collateralized by $67,574,388, Fannie Mae 4.50%,
             due 1/1/18, (Collateral Value $32,754,000)                                                                31,800
                                                                                                                   ----------
             TOTAL INVESTMENTS (99.7%)                                                                              2,279,432

             Cash, receivables and other assets, less liabilities (0.3%)                                                7,541
                                                                                                                   ----------
             TOTAL NET ASSETS (100.0%)                                                                             $2,286,973
                                                                                                                   ----------

See Notes to Schedule of Investments

                                                   DECEMBER 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS PRIME MASTER SERIES
-------------------------------------------


PRINCIPAL AMOUNT                                                                                RATING               VALUE(++)
($000's omitted)                                                                             Moody's  S&P        ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (0.4%)
      20,000  Fannie Mae, Notes, 5.41%, due 12/28/07                                            AGY  AGY              20,000
                                                                                                                  ----------
CERTIFICATES OF DEPOSIT (1.3%)
      30,000  Charter One Bank NA, Yankee CD, 5.34%, due
              1/17/07                                                                           P-1  A-1+             30,000
      35,000  Toronto Dominion Bank, Yankee CD, 5.41%, due
              2/20/07                                                                           P-1  A-1              35,000
       7,500  Unicredito Italiano NY, Yankee CD, 5.38%, due
              2/12/07                                                                           P-1  A-1               7,500
                                                                                                                  ----------
              TOTAL CERTIFICATES OF DEPOSIT                                                                           72,500
                                                                                                                  ----------
FLOATING RATE CERTIFICATES OF DEPOSIT (3.0%)(u)
      25,000  Barclays Bank NY, Floating Rate Yankee CD,
              5.32%, due 12/5/07                                                                P-1  A-1+             24,995
      50,000  Calyon NY, Floating Rate Yankee CD, 5.29%, due
              1/2/07                                                                            P-1  A-1+             49,992
      95,000  Credit Suisse First Boston, Floating Rate Yankee
              CD, 5.34% - 5.38%, due 3/28/07 - 7/11/07                                          P-1  A-1+             95,002
                                                                                                                  ----------
              TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT                                                            169,989
                                                                                                                  ----------
COMMERCIAL PAPER (56.8%)
ASSET BACKED (8.7%)
      39,416  Ajax Bambino Funding, Inc., 5.26% & 5.27%, due
              1/12/07 & 3/14/07                                                                 P-1  A-1+             39,186
      85,000  Barclays U.S. Funding Corp., 5.23% & 5.25%, due
              1/17/07 & 4/16/07                                                                 P-1  A-1+             84,233
     100,000  CRC Funding LLC, 5.26%, due 2/2/07                                                P-1  A-1+             99,547
      50,000  Crown Point Capital Co., 5.26%, due 1/12/07                                       P-1  A-1              49,927
      50,000  Cullinan Finance Ltd., 5.18%, due 4/4/07                                          P-1  A-1+             49,339
      20,000  Edison Asset Securitization LLC, 5.24%, due 1/3/07                                P-1  A-1+             19,997
      25,000  Grampian Funding LLC, 5.41%, due 1/9/07                                           P-1  A-1+             24,974
      14,000  Grampian Funding LLC, 5.23%, due 3/20/07                                          P-1  A-1+             13,843(n)
      50,000  Lexington Parker Capital, 5.19% & 5.24%, due
              3/1/07 & 3/9/07                                                                   P-1  A-1              49,535
      10,000  Picaros Funding, 5.35%, due 2/2/07                                                P-1  A-1               9,954
      45,000  Variable Funding Capital Co., 5.31%, due 1/9/07                                   P-1  A-1+             44,954
                                                                                                                  ----------
                                                                                                                     485,489
                                                                                                                  ----------
BANKING/FOREIGN (48.1%)
     135,000  Ajax Bambino Funding, Inc., 5.27% - 5.33%, due
              1/4/07 - 2/13/07                                                                  P-1  A-1+            134,689
      60,000  Amstel Funding Corp., 5.18% & 5.22%, due 4/3/07 &
              4/16/07                                                                           P-1  A-1+             59,115
     118,335  Atlantic Asset Securitization Corp., 5.25% - 5.33%,
              due 1/9/07 - 2/16/07                                                              P-1  A-1             117,818
      50,000  Barclays U.S. Funding Corp., 5.21% & 5.25%, due
              2/14/07 & 3/12/07                                                                 P-1  A-1+             49,594
     133,307  Barton Capital Corp., 5.26% & 5.30%, due 1/19/07 &
              1/25/07                                                                           P-1  A-1+            132,946
      13,178  Cancara Asset Securitization Ltd., 5.26%, due
              2/6/07                                                                            P-1  A-1+             13,111
      30,000  Caterpillar Financial, 5.27%, due 1/22/07                                         P-1  A-1+             29,912
       5,991  Chariot Funding LLC, 5.27%, due 1/11/07                                           P-1  A-1               5,983
     100,000  Charta LLC, 5.27%, due 1/22/07                                                    P-1  A-1              99,707
     188,000  Ciesco LLC, 5.25% - 5.27%, due 1/12/07 - 2/6/07                                   P-1  A-1+            187,390
      40,000  CIT Group, Inc., 5.26%, due 1/19/07                                               P-1  A-1+             39,901
      82,850  CRC Funding LLC, 5.26% & 5.33%, due 1/17/07 &
              2/14/07                                                                           P-1  A-1+             82,402

See Notes to Schedule of Investments

                                                   DECEMBER 31, 2006 (UNAUDITED)

----------------------------------------------------

PRINCIPAL AMOUNT                                                                                RATING               VALUE(++)
($000's omitted)                                                                             Moody's  S&P        ($000's omitted)
     141,950  Crown Point Capital Co., 5.20% - 5.27%, due
              1/18/07 - 4/12/07                                                                 P-1  A-1             140,727
      27,473  Edison Asset Securitization LLC, 5.18%, due 4/9/07                                P-1  A-1+             27,090
      64,092  Fairway Finance, 5.25% - 5.40%, due 1/2/07 -
              3/14/07                                                                           P-1  A-1              63,666
      55,747  Fairway Finance, 5.28%, due 1/12/07                                               P-1  A-1              55,665(n)
     125,000  Grampian Funding LLC, 5.22%, due 3/7/07 &
              4/13/07                                                                           P-1  A-1+            123,438
      15,203  Ivory Funding Corp., 5.25%, due 3/12/07                                           P-1  A-1              15,050
      66,029  Jupiter Securitization Corp., 5.28% & 5.33%, due
              1/18/07 & 1/29/07                                                                 P-1  A-1              65,849
      19,680  K2 (USA) LLC, 5.21%, due 4/25/07                                                  P-1  A-1+             19,358
      25,000  Lexington Parker Capital, 5.28%, due 2/16/07                                      P-1  A-1              24,835
     100,000  Morgan Stanley, 5.25%, due 3/7/07                                                 P-1  A-1              99,068
      50,591  Old Line Funding Corp., 5.27%, due 1/12/07                                        P-1  A-1+             50,517
      83,210  Park Granada LLC, 5.28% & 5.29%, due 1/3/07 &
              1/12/07                                                                           P-1  A-1+             83,147
     177,500  Picaros Funding, 5.15% - 5.26%, due 2/8/07 -
              7/10/07                                                                           P-1  A-1             176,136
     125,783  Regency Markets No. 1 LLC, 5.29% - 5.34%, due
              1/18/07 - 1/22/07                                                                 P-1  A-1             125,463
      13,465  Scaldis Capital LLC, 5.25%, due 1/30/07                                           P-1  A-1+             13,410
      75,000  Sheffield Receivables, 5.25%, due 1/26/07                                         P-1  A-1+             74,737(n)
      27,630  Sheffield Receivables, 5.24%, due 3/12/07                                         P-1  A-1+             27,353
     153,640  Societe Generale NA, 5.19% - 5.24%, due 3/1/07 -
              4/4/07                                                                            P-1  A-1+            151,902
      90,000  Solitaire Funding LLC, 5.25%, due 1/12/07 &
              2/16/07                                                                           P-1  A-1+             89,665
      21,200  Tango Finance Corp., 5.24%, due 2/27/07                                           P-1  A-1+             21,027
     194,892  Thames Asset Global Security, 5.28% - 5.33%, due
              1/8/07 - 1/22/07                                                                  P-1  A-1             194,478
      11,608  Thunder Bay Funding, Inc., 5.30%, due 2/5/07                                      P-1  A-1              11,550
      69,208  Yorktown Capital LLC, 5.29% & 5.30%, due 1/16/07
              & 1/22/07                                                                         P-1  A-1+             69,051
                                                                                                                  ----------
                                                                                                                   2,675,750
                                                                                                                  ----------
             TOTAL COMMERCIAL PAPER                                                                                3,161,239
                                                                                                                  ----------
FLOATING RATE COMMERCIAL PAPER (4.0%)(u)

FINANCIAL SERVICES (4.0%)
      75,000  Lexington Parker Capital, 5.32%, due 2/12/07                                      P-1  A-1              74,991(n)
      95,000  Morgan Stanley, 5.31% & 5.37, due 1/2/07                                          P-1  A-1              95,000
      55,000  Whistlejacket Capital LLC, 5.32%, due 1/25/07                                     P-1  A-1+             54,999
                                                                                                                  ----------
             TOTAL FLOATING RATE COMMERCIAL PAPER                                                                    224,990
                                                                                                                  ----------
CORPORATE DEBT SECURITIES (1.8%)

ASSET BACKED (0.2%)
       9,000  Sigma Finance, Inc., Medium-Term Notes, 4.83%,
              due 1/30/07                                                                       P-1  A-1+              9,000(n)
                                                                                                                  ----------
BANKING/FOREIGN (1.6%)
      80,000  Cullinan Finance Corp., Medium-Term Notes, 5.34%
              - 5.41%, due 10/10/07 - 12/3/07                                                   P-1  A-1+             80,000(n)
       9,124  Household Finance Corp., Notes, 5.75%, due
              1/30/07                                                                           P-1  A-1+              9,126
                                                                                                                  ----------
                                                                                                                      89,126
                                                                                                                  ----------
              TOTAL CORPORATE DEBT SECURITIES                                                                         98,126
                                                                                                                  ----------

See Notes to Schedule of Investments

                                                   DECEMBER 31, 2006 (UNAUDITED)

----------------------------------------------------

PRINCIPAL AMOUNT                                                                             RATING                   VALUE(++)
$000's omitted)                                                                            Moody's  S&P          ($000's omitted)
FLOATING RATE CORPORATE DEBT SECURITIES (28.4%)(u)
ASSET BACKED (16.4%)
      15,000  American Honda Finance, Floating Rate Medium-
              Term Notes, 5.37%, due 1/12/07                                                    P-1  A-1               15,001(n)
      35,000  Beta Finance, Inc., Guaranteed Floating Rate
              Medium-Term Notes, 5.31%, due 2/20/07                                             P-1  A-1+              34,991(n)
      75,000  Cullinan Finance Corp., Floating Rate Medium-Term
              Notes, 5.33%, due 2/15/07                                                         P-1  A-1+              74,994(n)
      25,000  Dorada Finance, Inc., Floating Rate Medium-Term
              Notes, 5.31%, due 2/16/07                                                         P-1  A-1+              24,993(n)
     145,000  K2 (USA) LLC, Guaranteed Floating Rate Medium-
              Term Notes, 5.32% - 5.38%, due 1/5/07 - 3/22/07                                   P-1  A-1+             144,995(n)
     190,000  Links Finance LLC, Floating Rate Medium-Term
              Notes, 5.31% - 5.33%, due 1/4/07 - 3/1/07                                         P-1  A-1+             189,978(n)
     142,500  Parkland (USA) LLC, Floating Rate Medium-Term
              Notes, 5.32% - 5.34%, due 1/8/07 - 3/29/07                                        P-1  A-1+             142,498(n)
     105,000  Sigma Finance, Inc., Guaranteed Floating Rate
              Medium-Term Notes, 5.31% - 5.37%, due 1/18/07 -                                   P-1  A-1+             104,997(n)
              3/20/07
     172,500  Tango Finance Corp., Floating Rate Medium-Term
              Notes, 5.32% - 5.33%, due 1/2/07 - 3/26/07                                        P-1  A-1+             172,489(n)
      10,000  Whistlejacket Capital LLC, Floating Rate Medium-
              Term Notes, 5.32%, due 3/5/07                                                     P-1  A-1+               9,999(n)
                                                                                                                  ----------
                                                                                                                     914,935
                                                                                                                  ----------
BANKING/DOMESTIC (3.8%)
      50,000  Bank of America NA, Floating Rate Bank Note,
              5.32%, due 1/2/07                                                                 P-1  A-1+             50,000
      17,000  Citigroup Inc., Floating Rate Notes, 5.43%, due
              3/5/07                                                                            P-1  A-1+             17,006
      66,100  Wachovia Corp., Senior Floating Rate Notes, 5.45%,
              due 1/22/07                                                                       P-1  A-1              66,143
      28,000  Wells Fargo & Co., Floating Rate Notes, 5.36%, due
              1/16/07                                                                           P-1  A-1+             28,000(n)
      50,000  Wells Fargo & Co., Floating Rate Notes, 5.43%, due
              3/23/07                                                                           P-1  A-1+             50,011
                                                                                                                  ----------
                                                                                                                     211,160
                                                                                                                  ----------
BANKING/FOREIGN (4.1%)
      75,000  American Express Bank FSB, Floating Rate Bank
              Note, 5.32%, due 1/12/07                                                          P-1  A-1              74,998
      40,000  Calyon NY, Floating Rate Notes, 5.34%, due
              2/12/07                                                                           P-1  A-1+             39,997
      72,250  HSBC Finance Corp., Floating Rate Medium-Term
              Notes, 5.41%, due 1/4/07 & 2/28/07                                                P-1  A-1+             72,276
      40,000  Royal Bank of Canada, Floating Rate Medium-Term
              Notes, 5.32%, due 1/2/07                                                          P-1  A-1+             40,000(n)
                                                                                                                  ----------
                                                                                                                     227,271
                                                                                                                  ----------
FINANCIAL SERVICES (4.1%)
      14,751  Bear Stearns Co., Inc., Floating Rate Medium-Term
              Bank Notes, 5.53%, due 1/16/07                                                    P-1  A-1              14,752
      45,000  Bear Stearns Co., Inc., Floating Rate Medium-Term
              Notes, Ser. B, 5.43%, due 2/26/07                                                 P-1  A-1              45,000
      15,000  Beta Finance, Inc., Guaranteed Floating Rate
              Medium-Term Notes, 5.41%, due 1/2/07                                              P-1  A-1+             15,002(n)
      10,000  Merrill Lynch & Co., Floating Rate Medium-Term
              Notes, Ser. C, 5.50%, due 2/27/07                                                 P-1  A-1+             10,002

See Notes to Schedule of Investments

                                                   DECEMBER 31, 2006 (UNAUDITED)

----------------------------------------------------


PRINCIPAL AMOUNT                                                                                RATING               VALUE(++)
($000's omitted)                                                                             Moody's  S&P        ($000's omitted)
      65,000  Parkland (USA) LLC, Floating Rate Medium-Term
              Notes, 5.33% - 5.34%, due 1/22/07 - 3/23/07                                       P-1  A-1+             65,000(n)
      80,000  Whistlejacket Capital LLC, Floating Rate Medium-
              Term Notes, 5.31% - 5.35%, due 1/16/07 - 3/13/07                                  P-1  A-1+             79,998(n)
                                                                                                                  ----------
                                                                                                                     229,754
                                                                                                                  ----------
              TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                                                        1,583,120
                                                                                                                  ----------

 PROMISSORY NOTES (3.1%)(u)
     170,000  Goldman Sachs Group, 5.35% - 5.44%, due 1/2/07                                    P-1  A-1+            170,000
                                                                                                                  ----------
 ASSET-BACKED SECURITIES (0.9%)
      10,542  Capital One Auto Finance Trust, Ser. 2006-B, Class
              A1, 5.48%, due 8/15/07                                                            P-1  A-1+             10,542
      12,803  CIT Equipment Collateral, Ser. 2006-VT2, Class A1,
              5.34%, due 11/20/07                                                               P-1  A-1+             12,803
       3,900  Harley Davidson Motorcycle Trust, Ser. 2006-3,
              Class A1, 5.37%, due 9/15/07                                                      P-1  A-1+              3,900
      21,657  USAA Auto Owner Trust, Ser. 2006-4, Class A1,
              5.34%, due 12/13/07                                                               P-1  A-1+             21,657
                                                                                                                  ----------
              TOTAL ASSET-BACKED SECURITIES                                                                           48,902
                                                                                                                  ----------
 REPURCHASE AGREEMENTS (0.1%)
       7,500  Morgan Stanley Repurchase Agreement, 5.25%, due
              1/2/07, dated 12/29/06, Maturity Value $7,504,375,
              Collateralized by $12,501,595 Fannie Mae, 4.50% &
              5.79%, due 9/1/18 & 12/1/36, (Collateral Value
              $7,780,126)                                                                                              7,500
                                                                                                                  ----------
              TOTAL INVESTMENTS (99.8%)                                                                            5,556,366

              Cash, receivables and other assets, less liabilities (0.2%)                                             13,719
                                                                                                                  ----------
              TOTAL NET ASSETS (100.0%)                                                                           $5,570,085
                                                                                                                  ----------

                                                   DECEMBER 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS TREASURY MASTER SERIES
----------------------------------------------

PRINCIPAL AMOUNT                                                         RATING          VALUE(++)
($000's omitted)                                                   Moody's      S&P     ($000's omitted)
U.S. TREASURY SECURITIES (79.8%)
             12,500  U.S. Treasury Bill, 4.71%, due 1/18/07         TSY         TSY             12,474
             15,000  U.S. Treasury Bill, 4.74%, due 2/1/07          TSY         TSY             14,941
             15,000  U.S. Treasury Bill, 4.79%, due 3/1/07          TSY         TSY             14,884
             15,000  U.S. Treasury Bill, 4.81%, due 3/8/07          TSY         TSY             14,870
             20,000  U.S. Treasury Bill, 4.87%, due 3/22/07         TSY         TSY             19,786
              3,000  U.S. Treasury Bill, 4.87%, due 3/29/07         TSY         TSY              2,965
                                                                                       ----------------
                     TOTAL U.S. TREASURY SECURITIES                                             79,920
                                                                                       ----------------
REPURCHASE AGREEMENTS (19.9%)
             20,000  Bank of America Repurchase Agreement, 4.60%, due
                     1/2/07, dated 12/30/06, Maturity Value $20,010,222,
                     Collateralized by $20,918,000, U.S. Treasury Note,
                     3.00%, due 2/15/09 (Collateral Value $20,400,634)                          20,000
                                                                                       ----------------

                     TOTAL INVESTMENTS (99.7%)                                                  99,920

                     Cash, receivables and other assets, less liabilities (0.3%)                   272
                                                                                       ----------------
                     TOTAL NET ASSETS (100.0%)                                                $100,192
                                                                                       ----------------


See Notes to Schedule of Investments

                                                   DECEMBER 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS INSTITUTIONAL LIQUIDITY TRUST
--------------------------------------------------------------

(++) Investment securities are valued at amortized cost, which approximates U.S.
     federal income tax cost.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At December 31, 2006, these securities amounted to $508,306,000 or 22.2% of net assets for Money Market Master Series and $1,451,171,000 or 26.1% of net assets for the Prime Master Series, respectively.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of December 31, 2006.








For information on the Master Series' significant accounting policies, please refer to the Master Series' most recent semi-annual financial statements.

GOVERNMENT RESERVES MASTER SERIES, TREASURY RESERVES MASTER SERIES, TAX-EXEMPT MASTER SERIES, MUNICIPAL MASTER SERIES AND NEW YORK MUNICIPAL MASTER SERIES

These Funds were not operational and had no assets at the close of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Institutional Liquidity Trust


By: /s/ Peter E. Sundman
    --------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: February 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: February 27, 2007


By: /s/ John M. McGovern
    ---------------------------
    John M. McGovern
    Treasurer and Principal Financial
      and Accounting Officer

Date: February 27, 2007